Long-Term Debt - Additional Information (Details) - USD ($)		3 Months Ended	12 Months Ended
	Aug. 20, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Interest rate			4.65%
Interest margins		1.75%	1.75%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			SOFR
Outstanding credit facility			$ 635,900,000
Debt issuance costs		$ 0	0	$ 1,115,000
Interest expense			32,300,000
Maximum | ABR
Line of Credit Facility [Line Items]
Interest margins	1.50%
Maximum | SOFR
Line of Credit Facility [Line Items]
Interest margins	2.50%
Minimum | ABR
Line of Credit Facility [Line Items]
Interest margins	0.75%
Minimum | SOFR
Line of Credit Facility [Line Items]
Interest margins	1.75%
Revolving Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity under credit facility	$ 700,000,000
Debt instrument term	5 years
Letters of credit outstanding		0	$ 0
Debt instrument maturity date	Aug. 20, 2029
Credit facility, collateral description			The borrowing base, which also serves as collateral under the Revolving Credit Facility is equal to the sum of (i) 85% of eligible accounts receivable of the Borrowers and each of the direct and indirect subsidiaries of the Parent Borrower that are subsidiary guarantors (the Borrowers and such subsidiary guarantors, collectively, the “Loan Parties”), plus (ii) 90% of eligible investment grade accounts receivable of the Loan Parties, plus (iii) 85% of the net orderly liquidation value of the Loan Parties’ eligible inventory plus (iv) the lesser of (x) 120% of the net book value of the Loan Parties’ eligible appraised rental compressor fleet and (y) the product of 80% multiplied by the net orderly liquidation value percentage identified in the most recent appraisal multiplied by the net book value of the Loan Parties’ eligible appraised rental compressor fleet, plus (v) 80% of the lesser of (x) the cost and (y) the net book value of the Loan Parties’ eligible new rental compressor fleet plus (vi) the lesser of (x) 85% of the net orderly liquidation value of the Borrowers’ eligible equipment and (y) not to exceed 10% of the borrowing base, less (vii) reserves established by the in its permitted discretion pursuant to the terms of the Revolving Credit Facility. The Company’s ability to borrow loans or obtain letters of credit under the Revolving Credit Facility is subject to there being sufficient availability under the Revolving Credit Facility, which is calculated as (i) the lesser of (a) the Aggregate Revolving Commitment under the Revolving Credit Facility and (b) the borrowing base at such time, minus (ii) the aggregate outstanding principal amount of all loans and the aggregate outstanding amount of all letters of credit under the Revolving Credit Facility at such time.
Percentage of eligible accounts receivable of borrowers			85.00%
Percentage of eligible investment grade accounts receivable of loan parties			90.00%
Percentage of net orderly liquidation value of loan parties			85.00%
Percentage of net book value of loan parties			120.00%
Percentage of product multiplied by net orderly liquidation value and net book value			80.00%
Percentage of cost and net book value of loan parties			80.00%
Percentage of net orderly liquidation value of borrowers eligible equipment			85.00%
Debt issuance costs		$ 6,700,000	$ 6,700,000
Revolving Credit Facility | Maximum
Line of Credit Facility [Line Items]
Interest coverage ratio		2.50%
Percentage of borrowing base			10.00%
Revolving Credit Facility | Maximum | Letter of Credit
Line of Credit Facility [Line Items]
Aggregate amount available under credit facility	$ 20,000,000
Revolving Credit Facility | Maximum | Swingline Loan
Line of Credit Facility [Line Items]
Aggregate amount available under credit facility	$ 50,000,000
Revolving Credit Facility | Minimum
Line of Credit Facility [Line Items]
Leverage ratio		350.00%
Estis Revolving Credit Facility
Line of Credit Facility [Line Items]
Remaining unamortized debt issuance costs		$ 600,000	$ 600,000
Estis Revolving Credit Facility, Non-continuing Lenders
Line of Credit Facility [Line Items]
Remaining unamortized debt issuance costs		$ 200,000	$ 200,000